Columbia Large Cap Enhanced Core Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 11.3%
Entertainment 0.9%
Electronic Arts, Inc.	16,358	3,304,807
Netflix, Inc.(a)	10,200	1,097,316
Total		4,402,123
Interactive Media & Services 9.7%
Alphabet, Inc., Class A	96,844	31,007,512
Meta Platforms, Inc., Class A	23,303	15,099,179
Total		46,106,691
Media 0.7%
Fox Corp., Class A	50,903	3,334,146
Total Communication Services		53,842,960
Consumer Discretionary 10.2%
Automobile Components 0.6%
Aptiv PLC(a)	36,739	2,849,110
Automobiles 1.9%
General Motors Co.	26,250	1,929,900
Tesla, Inc.(a)	16,997	7,311,600
Total		9,241,500
Broadline Retail 3.3%
Amazon.com, Inc.(a)	67,582	15,761,474
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.	874	4,295,439
Carnival Corp.(a)	118,312	3,050,083
Expedia Group, Inc.	9,524	2,435,192
Total		9,780,714
Specialty Retail 1.1%
Home Depot, Inc. (The)	2,471	881,949
Lowe’s Companies, Inc.	13,688	3,319,066
TJX Companies, Inc. (The)	6,890	1,046,729
Total		5,247,744
Textiles, Apparel & Luxury Goods 1.3%
Ralph Lauren Corp.	9,523	3,498,083
Tapestry, Inc.	23,720	2,592,122
Total		6,090,205
Total Consumer Discretionary		48,970,747
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.6%
Beverages 0.5%
Molson Coors Beverage Co., Class B	55,165	2,565,724
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	882	805,786
Kroger Co. (The)	44,783	3,013,000
Walmart, Inc.	8,674	958,564
Total		4,777,350
Food Products 1.5%
ConAgra Foods, Inc.	155,360	2,773,176
Kraft Heinz Co. (The)	80,000	2,040,800
Tyson Foods, Inc., Class A	36,560	2,122,308
Total		6,936,284
Household Products 0.8%
Procter & Gamble Co. (The)	25,481	3,775,265
Tobacco 0.8%
Altria Group, Inc.	62,939	3,714,031
Total Consumer Staples		21,768,654
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	34,710	5,245,722
Exxon Mobil Corp.	41,165	4,771,847
Valero Energy Corp.	16,178	2,859,623
Total		12,877,192
Total Energy		12,877,192
Financials 13.2%
Banks 3.3%
Citigroup, Inc.	54,653	5,662,051
JPMorgan Chase & Co.	32,354	10,129,390
Total		15,791,441
Capital Markets 4.4%
Charles Schwab Corp. (The)	45,614	4,229,786
CME Group, Inc.	7,197	2,025,668
Goldman Sachs Group, Inc. (The)	6,155	5,084,276
Invesco Ltd.	132,570	3,241,336

Columbia Large Cap Enhanced Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	31,397	5,326,815
S&P Global, Inc.	2,350	1,172,251
Total		21,080,132
Consumer Finance 1.0%
Synchrony Financial	59,317	4,588,763
Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	9,278	4,767,129
MasterCard, Inc., Class A	5,341	2,940,381
Visa, Inc., Class A	21,072	7,047,320
Total		14,754,830
Insurance 1.4%
Allstate Corp. (The)	16,723	3,561,665
MetLife, Inc.	42,688	3,268,193
Total		6,829,858
Total Financials		63,045,024
Health Care 9.8%
Biotechnology 2.1%
AbbVie, Inc.	18,885	4,300,114
Amgen, Inc.	6,324	2,184,689
Regeneron Pharmaceuticals, Inc.	1,993	1,554,919
Vertex Pharmaceuticals, Inc.(a)	5,016	2,174,988
Total		10,214,710
Health Care Equipment & Supplies 0.8%
Align Technology, Inc.(a)	6,168	907,868
Hologic, Inc.(a)	26,147	1,960,240
Medtronic PLC	9,691	1,020,753
Total		3,888,861
Health Care Providers & Services 2.2%
Centene Corp.(a)	59,600	2,344,664
CVS Health Corp.	47,490	3,816,296
McKesson Corp.	4,690	4,132,453
Total		10,293,413
Life Sciences Tools & Services 1.0%
Charles River Laboratories International, Inc.(a)	18,503	3,296,125
IQVIA Holdings, Inc.(a)	7,020	1,614,670
Total		4,910,795
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	73,015	3,592,338
Eli Lilly & Co.	3,833	4,122,277
Johnson & Johnson	4,841	1,001,700
Merck & Co., Inc.	14,447	1,514,479
Pfizer, Inc.	156,079	4,017,473
Viatris, Inc.	326,787	3,493,353
Total		17,741,620
Total Health Care		47,049,399
Industrials 7.9%
Aerospace & Defense 0.7%
General Dynamics Corp.	9,626	3,288,530
Building Products 1.6%
Allegion PLC	18,875	3,133,816
AO Smith Corp.	38,647	2,549,929
Trane Technologies PLC	4,328	1,824,166
Total		7,507,911
Construction & Engineering 0.6%
EMCOR Group, Inc.	4,962	3,051,977
Electrical Equipment 0.7%
GE Vernova, Inc.	2,150	1,289,506
Rockwell Automation, Inc.	5,400	2,137,644
Total		3,427,150
Ground Transportation 0.9%
Uber Technologies, Inc.(a)	24,421	2,137,814
Union Pacific Corp.	8,960	2,077,197
Total		4,215,011
Machinery 1.5%
PACCAR, Inc.	11,900	1,254,498
Pentair PLC	27,182	2,860,634
Snap-On, Inc.	9,447	3,212,452
Total		7,327,584
Passenger Airlines 0.6%
United Airlines Holdings, Inc.(a)	26,186	2,669,925
Columbia Large Cap Enhanced Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.3%
Automatic Data Processing, Inc.	11,332	2,893,060
Broadridge Financial Solutions, Inc.	14,483	3,303,427
Total		6,196,487
Total Industrials		37,684,575
Information Technology 33.5%
Communications Equipment 2.1%
Arista Networks, Inc.(a)	33,184	4,336,485
Cisco Systems, Inc.	71,723	5,518,368
Total		9,854,853
IT Services 0.6%
VeriSign, Inc.	12,187	3,071,002
Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices, Inc.(a)	7,759	1,687,815
Broadcom, Inc.	29,162	11,751,120
KLA Corp.	1,400	1,645,658
Lam Research Corp.	31,115	4,853,940
NVIDIA Corp.	221,974	39,289,398
QUALCOMM, Inc.	26,125	4,391,351
Total		63,619,282
Software 10.1%
Adobe, Inc.(a)	12,171	3,896,302
Microsoft Corp.(b)	59,268	29,160,449
Palantir Technologies, Inc., Class A(a)	32,691	5,506,799
Palo Alto Networks, Inc.(a)	7,611	1,447,079
Salesforce, Inc.	18,010	4,152,025
ServiceNow, Inc.(a)	4,880	3,964,561
Total		48,127,215
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	127,309	35,500,115
Total Information Technology		160,172,467
Materials 1.4%
Chemicals 0.7%
CF Industries Holdings, Inc.	30,699	2,416,011
Corteva, Inc.	14,054	948,224
Total		3,364,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.7%
Newmont Corp.	37,770	3,426,872
Total Materials		6,791,107
Real Estate 1.7%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	96,285	1,697,504
Specialized REITs 1.3%
American Tower Corp.	19,760	3,581,895
SBA Communications Corp.	13,491	2,620,897
Total		6,202,792
Total Real Estate		7,900,296
Utilities 2.4%
Electric Utilities 1.8%
Edison International	49,760	2,930,366
Exelon Corp.	64,423	3,035,612
PG&E Corp.	181,810	2,930,777
Total		8,896,755
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	194,764	2,738,382
Total Utilities		11,635,137
Total Common Stocks (Cost $238,203,820)		471,737,558

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(c),(d)	5,782,893	5,781,158
Total Money Market Funds (Cost $5,780,770)		5,781,158
Total Investments in Securities (Cost: $243,984,590)		477,518,716
Other Assets & Liabilities, Net		416,784
Net Assets		477,935,500
At November 30, 2025, securities and/or cash totaling $2,423,149 were pledged as collateral.

Columbia Large Cap Enhanced Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	19	12/2025	USD	6,516,525	102,140	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	4,997,088	47,604,845	(46,820,482)	(293)	5,781,158	(1,715)	210,513	5,782,893
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Large Cap Enhanced Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT173_02_T01_(01/26)